Offerings - Offering: 1	Dec. 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	4,700,000
Proposed Maximum Offering Price per Unit	3.59
Maximum Aggregate Offering Price	$ 16,873,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,330.16
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement covers as indeterminate number of additional shares of Common Stock (as defined below) that may be offered and issued to prevent dilution resulting from share dividends, share splits, reverse share splits, combinations of shares, spin-offs, recapitalizations, mergers or similar capital adjustments as provided in the Amended and Restated 2023 Stock Incentive Plan (the "Plan") of Starfighters Space, Inc. (the "Registrant"). Represents the total number of shares of common stock, par value $0.00001 per share (the "Common Stock") of the Registrant issuable upon the exercise of outstanding stock options and upon the settlement of restricted stock units granted pursuant to the Plan as of the date of this Registration Statement. Estimated solely for the purpose of calculating the registration fee pursuant to 457(h) under the Securities Act and based upon the exercise price of the outstanding stock options and deemed value of the shares of common stock underlying the restricted stock units at the time of grant under the Plan.